Stockholders’ Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders’ Deficiency [Abstract]
Schedule of Activity for the Warrants

The schedule of activity for the warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2022	15,981,290	$1.15	0.84
Issued	40,668,011	0.30	—
Expired	(12,919,507)	1.36	—
Balance, December 31, 2023	43,729,794	$0.31	3.43
Issued	18,003,092	0.31	—
Exercised	(400,000)	0.40
Balance, June 30, 2024	61,332,886	$0.30	2.50
The schedule of activity for the warrants is as follows:
	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2021	15,981,290	$1.15	1.84
Balance, December 31, 2022	15,981,290	1.15	0.84
Issued	40,668,011	0.30	—
Expired	(12,919,507)	1.36	—
Balance, December 31, 2023	43,729,794	$0.31	3.43

Schedule of Warrants Outstanding and Exercisable

A summary of the warrants outstanding and exercisable as of June 30, 2024, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
2,661,783	$0.40	August 30, 2024
3,329,828	$0.31	August 31, 2026
876,595	$0.31	October 16, 2026
2,524,993	$0.31	November 8, 2026
9,864,305	$0.31	December 22, 2026
18,003,092	$0.31	January 19, 2027
14,640,221	$0.289	February 16, 2028
2,155,000	$0.28 (CAD$0.39)	February 16, 2028
719,904	$0.28 (CAD$0.39)	March 15, 2028
6,557,165	$0.283	March 15, 2028
61,332,886

A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:

Warrants Outstanding	Exercise Price	Expiry Date
3,061,783	$0.40	August 30, 2024
3,057,025	$0.31	August 31, 2026
6,118,808

A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of June 30, 2024, is as follows:

Warrants Outstanding	Exercise Price	Expiry Date
2,155,000	$0.28 (CAD$0.39)	February 16, 2028
395,262	$0.28 (CAD$0.39)	March 15, 2028
2,550,262
A summary of the warrants outstanding and exercisable as of December 31, 2023, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
3,061,783	$0.40	August 30, 2024
3,329,828	$0.31	August 31, 2026
876,595	$0.31	October 16, 2026
2,524,993	$0.31	November 8, 2026
9,864,305	$0.31	December 22, 2026
11,317,750	$0.283	February 16, 2028
5,477,471	$0.29 (CAD$0.39)	February 16, 2028
6,817,483	$0.29 (CAD$0.39)	March 15, 2028
459,586	$0.289	March 15, 2028
43,729,794
A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:
Warrants Outstanding	Exercise Price	Expiry Date
3,061,783	$0.40	August 30, 2024
3,057,025	$0.31	August 31, 2026
6,118,808
A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of December 31, 2023, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
5,477,471	$0.29 (CAD$0.39)	February 16, 2028
6,492,841	$0.29 (CAD$0.39)	March 15, 2028
11,970,312

Schedule of Derivative Liability	The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.
Balance as of December 31, 2022	$205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—
Balance as of December 31, 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747
Revaluation of derivative liability	432,933
Reclassification of derivative liability per change in exercise price	(3,942,575)
Balance as of June 30, 2024	$946,105
The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.
Balance as of December 31, 2021	$2,048,127
Revaluation of derivative liability	(1,842,138)
Balance as of December 31, 2022	205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—
As of December 31, 2023, the Company revalued the derivative liability to $4,455,747 and recorded a loss on revaluation of $3,939,304.
Balance as of December 31, 2021 and 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747

Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023:

August 31, 2023
Risk-free interest rate	5.14%
Dividend yield	—
Expected life (in years)	1.00
Volatility	131%
Weighted average fair value per warrant	$0.16

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations following the change in functional currency to USD as of June 30, 2024, and December 31, 2023:

	June 30, 2024	December 31, 2023
Risk-free interest rate	3.53%	3.38%
Dividend yield	—	—
Expected life (in years)	3.64	4.15
Volatility	86%	87%
Weighted average fair value per warrant	$0.37	$0.37

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:

	June 30, 2024	December 31, 2023
Risk-free interest rate	—	3.12%
Expected life (in years)	—	10
Volatility	—	103%
Weighted average fair value per option	—	$0.13
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023, and December 31, 2022:
	August 31, 2023	December 31, 2022
Risk-free interest rate	5.14%	4.03%
Dividend yield	—	—
Expected life (in years)	1.00	1.65
Volatility	131%	93%
Weighted average fair value per warrant	$0.16	$0.07
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the initial valuation and re-valuations following the change in functional currency to USD, as at and December 31, 2023 and August 31, 2023:
	December 31, 2023	August 31, 2023
Risk-free interest rate	3.38%	6.31%
Dividend yield	—	—
Expected life (in years)	4.15	3.22
Volatility	87%	110%
Weighted average fair value per warrant	$0.37	$0.14
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.12%	2.62%
Expected life (in years)	10	10
Volatility	103%	84%
Weighted average fair value per option	$0.13	$0.56

Schedule of Share-Based Compensation Expense

The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the three and six months ended June 30, 2024, and 2023:

	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Research and development	$65,694	$177,735	$153,541	$248,743
General and administrative	193,629	601,314	453,867	769,369
Total share-based compensation	$259,323	$779,049	$607,408	$1,018,112

The following table summarizes the total amount of share-based compensation expense related to performance conditions for ACI Canada legacy performance options during the three and six months ended June 30, 2024, and 2023:

	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Research and development	$116,004	$—	$116,004	$—
General and administrative	—	184,244	—	184,244
Total share-based compensation	$116,004	$184,244	$116,004	$184,244
The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the years ended December 31, 2023 and 2022:
	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$540,076	$519,140
General and administrative	1,645,265	1,148,580
Total share-based compensation	$2,185,341	$1,667,720
The following table summarizes total amount of share-based compensation expense related to performance conditions for the ACI Canada legacy performance options during the years ended December 31, 2023 and 2022:
	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$184,244	$109,551
General and administrative	—	—
Total share-based compensation	$184,244	$109,551

Schedule of Common Share Option Activity

Common share option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	5,506,071	0.61	8.47	—
Granted	16,190,000	0.16	—
Expired	(772,763)	0.68	—
Exercised(2)	(251,101)	0.17	—
Balance, December 31, 2023	20,672,207	$0.18	9.07	$9,975,524
Exercised(3)	(272,840)	0.19	—
Balance, June 30, 2024	20,399,367	$0.17	8.58	$6,939,458
Options exercisable, June 30, 2024	11,612,953	$0.18	8.35	$3,874,616

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 251,101 Common Share options on a cashless basis (net exercise) for the issuance of 165,000 Common Shares.

(3)      In accordance with the Company’s 2023 Option Plan, option holders exercised 272,840 Common Share options on a cashless basis (net exercise) for the issuance of 192,500 Common Shares.

The following table summarizes ACI Canada legacy performance option activity for the Company:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	9,521,057	0.01	5.91	4,609,723
Exercised	(2,700,000)	0.01	—
Balance, December 31, 2023	6,821,057	$0.01	4.51	$4,441,787
Exercised	(180,000)	0.01	—
Balance, June 30, 2024	6,641,057	0.01	3.98	3,338,059
Options exercisable, June 30, 2024	6,454,015	$0.01	3.96	$3,244,272

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date

Common share option activity is as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021	5,297,597	$0.81	9.22	$1,472,041
Granted	1,170,000	0.61	—
Expired	(895,007)	0.97	—
Exercised	(66,519)	0.53	—
Balance, December 31, 2022	5,506,071	0.61	8.47	—
Granted	16,190,000	0.16	—
Expired	(772,763)	0.68	—
Exercised(2)	(251,101)	0.17	—
Balance, December 31, 2023	20,672,207	$0.18	9.07	$9,975,524
Options exercisable, December 31, 2023	8,050,870	$0.18	9.07	$3,815,397

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 251,101 Common Share options on a cashless basis (net exercise) for the issuance of 165,000 Common Shares.

The following table summarizes ACI Canada legacy performance option activity for the Company:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021	9,941,057	$0.01	6.68	$10,645,031
Cancelled	(70,000)	0.01	—
Exercised	(350,000)	0.01	—	—
Balance, December 31, 2022	9,521,057	0.01	5.91	4,609,723
Exercised	(2,700,000)	0.01	—
Balance, December 31, 2023	6,821,057	$0.01	4.51	$4,441,787
Options exercisable, December 31, 2023	6,401,057	$0.01	4.47	$4,168,787

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.

Schedule of Common Share Options Outstanding

A summary of the Common Share options outstanding at June 30, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
39,154	39,154	$0.40	June 1, 2029
39,154	39,154	$0.40	July 22, 2030
2,600,000	2,455,555	$0.21 (CAD$0.28)	August 3, 2031
940,000	940,000	$0.21 (CAD$0.28)	December 20, 2031
215,000	215,000	$0.21 (CAD$0.28)	February 14, 2032
257,500	126,250	$0.21 (CAD$0.28)	April 11, 2032
450,000	413,192	$0.21 (CAD$0.28)	May 31, 2032
15,858,559	7,447,354	$0.16 (CAD$0.22)	June 8, 2033
20,399,367	11,612,953

Schedule of Canada Legacy Performance Options Outstanding

A summary of the ACI Canada legacy performance options outstanding at June 30, 2024, is as follows:

Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
900,000	900,000	$0.001	February 1, 2026
691,057	691,057	$0.01	December 31, 2027
3,050,000	3,023,903	$0.01	September 1, 2028
2,000,000	1,839,055	$0.01	June 1, 2029
6,641,057	6,454,015